Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Use of estimates, assumptions and judgments
Use of estimates, assumptions and judgments

The preparation of these financial statements in conformity with IFRS requires management to make estimates, assumptions and judgments that affect the application of accounting policies and the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.
Estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The impact of the novel coronavirus (“COVID-19”) pandemic, with its combined health toll and sharp decline in global economic output, is unprecedented and the full extent of the impact continues to depend on future developments. These developments are highly uncertain and cannot be accurately predicted, including new information which may emerge concerning its severity, its duration and actions by government authorities to contain the outbreak or manage its impact. The extent of the impact of COVID-19 and measures taken to contain the virus on our results of operations and overall financial performance continues to remain uncertain.
In preparing these financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of uncertainty are the same as those applied and described in the Company’s annual audited consolidated financial statements for the year ended December 31, 2021.